Themes Natural Monopoly ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Consumer Discretionary Products - 1.6%
LVMH Moet Hennessy Louis Vuitton SE	19	$12,507
Mercedes-Benz Group AG	110	6,130
Stellantis NV	385	5,021
		23,658

Consumer Discretionary Services - 0.4%
Restaurant Brands International, Inc.	97	6,322

Consumer Staple Products - 4.4%
Coca-Cola Co.	230	14,320
Haleon PLC	616	2,910
Kenvue, Inc.	808	17,251
PepsiCo, Inc.	89	13,533
Procter & Gamble Co.	89	14,921
		62,935

Financial Services - 17.5%
American Express Co.	177	52,532
Apollo Global Management, Inc.	347	57,310
Blackrock, Inc.	52	53,306
Corpay, Inc. (a)	25	8,460
Global Payments, Inc.	68	7,620
Mastercard, Inc. - Class A	15	7,899
Singapore Exchange Ltd.	5,928	55,302
Visa, Inc. - Class A	25	7,901
		250,330

Health Care - 10.7%
Bristol-Myers Squibb Co.	657	37,160
EssilorLuxottica SA	127	30,994
Fresenius Medical Care AG	104	4,757
Gilead Sciences, Inc.	398	36,763
IQVIA Holdings, Inc. (a)	19	3,734
Novo Nordisk AS	108	9,364
Quest Diagnostics, Inc.	29	4,375
Ramsay Health Care Ltd.	126	2,694
Vertex Pharmaceuticals, Inc. (a)	58	23,356
		153,197

Industrial Products - 14.5%
AMETEK, Inc.	77	13,880
Assa Abloy AB - Class B	452	13,351
Atlas Copco AB - Class A	681	10,393
Fortive Corp.	651	48,825
Hexagon AB - Class B	4,261	40,670
Legrand SA	486	47,342
Schneider Electric SE	53	13,225
Snap-on, Inc.	29	9,845
Xylem, Inc./NY	95	11,022
		208,553

Industrial Services - 3.5%
Canadian National Railway Co.	47	4,773
Canadian Pacific Kansas City Ltd.	70	5,068
FedEx Corp.	18	5,064
RELX PLC	143	6,497
Republic Services, Inc.	17	3,420
Rollins, Inc.	140	6,489
Stantec, Inc.	40	3,138
Sweco AB (a)	245	3,647
Vinci SA	32	3,306
Waste Connections, Inc.	31	5,318
WSP Global, Inc.	22	3,872
		50,592

Insurance - 3.1%
Arthur J Gallagher & Co.	158	44,848

Materials - 3.5%
Agnico Eagle Mines Ltd.	66	5,163
Air Liquide SA	31	5,039
CRH PLC	57	5,274
Ecolab, Inc.	23	5,389
Heidelberg Materials AG	41	5,067
Holcim AG	48	4,620
Linde PLC	12	5,024
Nippon Paint Holdings Co. Ltd.	800	5,204
Sika AG	19	4,518
Vulcan Materials Co.	17	4,373
		49,671

Media - 5.5%
Airbnb, Inc. - Class A (a)	45	5,914
Charter Communications, Inc. - Class A (a)	23	7,884
Comcast Corp. - Class A	175	6,568
Meta Platforms, Inc. - Class A	91	53,281
Uber Technologies, Inc. (a)	76	4,584
		78,231

Oil & Gas - 2.9%
Chevron Corp.	61	8,835
Repsol SA	605	7,326
Suncor Energy, Inc.	251	8,959
TotalEnergies SE	143	7,906
Var Energi ASA	2,827	8,764
		41,790

Retail & Wholesale - Discretionary - 1.0%
Bunzl PLC	66	2,723
Ferguson Enterprises, Inc.	13	2,257
Genuine Parts Co.	18	2,102
LKQ Corp.	183	6,725
		13,807

Retail & Wholesale - Staples - 7.2%
Alimentation Couche-Tard, Inc.	322	17,858
Dollarama, Inc.	198	19,323
George Weston Ltd.	126	19,594
ITOCHU Corp.	100	4,978
Koninklijke Ahold Delhaize NV	626	20,419
Loblaw Cos. Ltd.	156	20,530
		102,702

Software & Technology Services - 12.7%
Adobe, Inc. (a)	83	36,909
Dassault Systemes SE	1,214	42,127
Open Text Corp.	1,530	43,299
Pro Medicus Ltd.	42	6,502
Sage Group PLC	3,339	53,212
		182,049

Tech Hardware & Semiconductors - 7.3%
Analog Devices, Inc.	211	44,829
Cisco Systems, Inc.	1,015	60,088
		104,917

Telecommunications - 1.3%
AT&T, Inc.	212	4,827
BCE, Inc.	125	2,898
Swisscom AG	7	3,891
Telekom Austria AG	406	3,348
Verizon Communications, Inc.	98	3,919
		18,883

Utilities - 2.4%
Exelon Corp.	191	7,189
Fortis, Inc.	170	7,064
Iberdrola SA	509	7,012
National Grid PLC	593	7,053
Terna - Rete Elettrica Nazionale	855	6,749
		35,067
TOTAL COMMON STOCKS (Cost $1,366,958)		1,427,552

PREFERRED STOCKS - 0.3%	Shares	Value
Consumer Discretionary Products - 0.3%
Volkswagen AG, 0.00%,	47	4,335
TOTAL PREFERRED STOCKS (Cost $5,410)		4,335

SHORT-TERM INVESTMENTS - 0.0%(b)		Value
Money Market Funds - 0.0%(b)	Shares
First American Treasury Obligations Fund - Class X, 4.40% (c)	412	412
TOTAL SHORT-TERM INVESTMENTS (Cost $412)		412

TOTAL INVESTMENTS - 99.8% (Cost $1,372,780)		1,432,299
Other Assets in Excess of Liabilities - 0.2%		2,288
TOTAL NET ASSETS - 100.0%		$1,434,587
two		–%
Percentages are stated as a percent of net assets.		–%

ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Themes Natural Monopoly ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,427,552	$–	$–	$1,427,552
Preferred Stocks	4,335	–	–	4,335
Money Market Funds	412	–	–	412
Total Investments	$1,432,299	$–	$–	$1,432,299

Refer to the Schedule of Investments for further disaggregation of investment categories.